Stock-Based Compensation - Schedule of Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 85	$ 56	$ 6
Stock Option Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised number of shares, under stock option plan		849,999	1,100,001
Cash payments made on cashless exercise of stock options		$ 23	$ 19